Putnam Ultra Short Duration Income Fund
The fund's portfolio
10/31/22 (Unaudited)

CORPORATE BONDS AND NOTES (68.4%)(a)
	Principal amount	Value
Banking (33.5%)
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. FRN (US SOFR + 0.60%), 3.335%, 2/18/25 (United Kingdom)	$28,032,000	$27,718,715
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.49%), 3.474%, 11/21/22 (Australia)	24,180,000	24,171,495
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 0.875%, 9/18/23 (Spain)	28,200,000	27,043,902
Banco Santander SA sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 1.12%), 5.039%, 4/12/23 (Spain)	58,074,000	57,993,523
Banco Santander SA sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 1.09%), 4.048%, 2/23/23 (Spain)	35,450,000	35,420,439
Bank of America Corp. sr. unsec. FRN Ser. GMTN, (ICE LIBOR USD 3 Month + 0.96%), 5.285%, 7/23/24	11,340,000	11,314,610
Bank of America Corp. sr. unsec. FRN Ser. MTN, (Bloomberg 3 Month Short Term Bank Yield Index + 0.43%), 3.342%, 5/28/24	71,000,000	69,897,377
Bank of America Corp. sr. unsec. unsub. FRN 3.004%, 12/20/23	36,246,000	36,115,485
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (ICE LIBOR USD 3 Month + 0.79%), 3.948%, 3/5/24	62,949,000	62,703,481
Bank of Montreal sr. unsec. FRN Ser. MTN, (US SOFR Compounded Index + 0.47%), 3.524%, 1/10/25 (Canada)	46,935,000	45,938,449
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.27%), 3.329%, 4/14/23 (Canada)	28,038,000	27,968,420
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.32%), 3.378%, 7/9/24 (Canada)	37,695,000	37,058,708
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.71%), 3.622%, 3/8/24 (Canada)	37,475,000	37,230,362
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.62%), 3.668%, 4/25/25	51,384,000	50,811,973
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.20%), 3.26%, 10/25/24	34,593,000	34,017,177
Bank of Nova Scotia (The) sr. unsec. FRN (US SOFR Compounded Index + 0.45%), 3.504%, 4/15/24 (Canada)	74,000,000	73,251,565
Bank of Nova Scotia (The) sr. unsec. notes 1.625%, 5/1/23 (Canada)	5,040,000	4,949,275
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (US SOFR + 0.38%), 3.442%, 7/31/24 (Canada)	46,700,000	46,094,258
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (US SOFR + 0.26%), 3.232%, 9/15/23 (Canada)	22,930,000	22,812,870
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.96%), 5.203%, 7/20/23 (France)	7,635,000	7,660,351
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (US SOFR Compounded Index + 0.41%), 3.03%, 2/4/25 (France)	70,375,000	68,717,343
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 2.125%, 11/21/22 (France)	36,233,000	36,190,249
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 0.65%, 2/27/24 (France)	35,500,000	33,288,874
Barclays PLC sr. unsec. unsub. FRN 4.338%, 5/16/24 (United Kingdom)	28,052,000	27,677,291
Barclays PLC sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 1.38%), 4.302%, 5/16/24 (United Kingdom)	61,379,000	60,625,075
BNP Paribas company guaranty sr. unsec. unsub. notes Ser. MTN, 3.25%, 3/3/23 (France)	18,750,000	18,635,014
BNP Paribas SA 144A sr. unsec. unsub. notes 3.50%, 3/1/23 (France)	10,214,000	10,148,156
BPCE SA 144A sr. unsec. FRN (ICE LIBOR USD 3 Month + 1.24%), 4.476%, 9/12/23 (France)	69,767,000	69,744,116
BPCE SA 144A sr. unsec. FRN (US SOFR + 0.57%), 3.629%, 1/14/25 (France)	24,822,000	24,213,938
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.42%), 3.479%, 10/18/24 (Canada)	37,396,000	36,714,029
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR + 0.34%), 3.372%, 6/22/23 (Canada)	47,455,000	47,342,532
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN Ser. BKNT, (ICE LIBOR USD 3 Month + 0.66%), 3.905%, 9/13/23 (Canada)	20,445,000	20,461,015
Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23	24,166,000	24,057,775
Citigroup, Inc. sr. unsec. FRN (ICE LIBOR USD 3 Month + 1.02%), 4.105%, 6/1/24	89,440,000	89,241,970
Citigroup, Inc. sr. unsec. unsub. FRN (US SOFR + 0.67%), 3.731%, 5/1/25	39,605,000	38,746,126
Citigroup, Inc. sr. unsec. unsub. FRN (US SOFR + 1.37%), 4.16%, 5/24/25	13,997,000	13,980,269
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	19,435,000	18,944,655
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (ICE LIBOR USD 3 Month + 0.95%), 4.592%, 3/29/23	17,893,000	17,880,030
Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (US SOFR + 0.74%), 3.698%, 3/14/25 (Australia)	65,581,000	65,205,221
Cooperatieve Rabobank UA sr. unsec. FRN (US SOFR Compounded Index + 0.38%), 3.439%, 1/10/25 (Netherlands)	63,599,000	62,751,225
Cooperatieve Rabobank UA sr. unsec. FRN (US SOFR Compounded Index + 0.30%), 3.359%, 1/12/24 (Netherlands)	64,725,000	64,231,148
Cooperatieve Rabobank UA 144A sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.86%), 4.501%, 9/26/23 (Netherlands)	29,591,000	29,629,929
Credit Agricole SA/London 144A sr. unsec. FRN (ICE LIBOR USD 3 Month + 1.02%), 5.345%, 4/24/23 (United Kingdom)	65,372,000	65,398,423
Credit Suisse Group AG sr. unsec. FRN (US SOFR Compounded Index + 0.39%), 3.452%, 2/2/24	33,500,000	32,160,000
Credit Suisse Group AG sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.38%), 3.034%, 8/9/23	18,345,000	17,848,531
Credit Suisse Group AG 144A sr. unsec. FRN (ICE LIBOR USD 3 Month + 1.24%), 4.476%, 6/12/24 (Switzerland)	71,642,000	67,520,485
DNB Bank ASA 144A sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.62%), 3.72%, 12/2/22 (Norway)	46,725,000	46,711,318
DNB Bank ASA 144A sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.83%), 3.881%, 3/28/25 (Norway)	51,541,000	51,100,587
Federation des Caisses Desjardins du Quebec 144A sr. unsec. FRN (US SOFR + 0.43%), 3.206%, 5/21/24 (Canada)	41,990,000	41,368,324
First-Citizens Bank & Trust Co. sr. unsec. sub. FRN 3.929%, 6/19/24	30,599,000	30,134,405
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	7,864,000	7,851,814
Huntington National Bank (The) sr. unsec. FRN (US SOFR Compounded Index + 1.19%), 3.902%, 5/16/25	28,010,000	27,754,885
ING Groep NV sr. unsec. FRN (ICE LIBOR USD 3 Month + 1.00%), 4.743%, 10/2/23 (Netherlands)	67,884,000	67,837,407
ING Groep NV sr. unsec. notes 4.10%, 10/2/23 (Netherlands)	14,066,000	13,865,777
Intesa Sanpaolo SpA 144A sr. unsec. notes 3.375%, 1/12/23 (Italy)	62,098,000	61,763,787
JPMorgan Chase & Co. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.89%), 5.215%, 7/23/24	49,091,000	48,992,541
JPMorgan Chase & Co. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.73%), 5.055%, 4/23/24	60,212,000	60,017,093
JPMorgan Chase & Co. sr. unsec. unsub. FRN (US SOFR + 0.58%), 3.56%, 3/16/24	13,994,000	13,880,988
KeyBank NA sr. unsec. FRN Ser. BKNT, (US SOFR + 0.34%), 3.396%, 1/3/24	54,980,000	54,526,329
KeyBank NA sr. unsec. FRN Ser. BKNT, (US SOFR Compounded Index + 0.32%), 3.283%, 6/14/24	27,540,000	27,223,323
KeyBank NA sr. unsec. FRN Ser. BKNT, 0.423%, 1/3/24	53,877,000	53,380,269
KeyCorp sr. unsec. unsub. FRN Ser. MTN, 3.878%, 5/23/25	13,996,000	13,572,719
Lloyds Banking Group PLC sr. unsec. unsub. FRN 2.907%, 11/7/23 (United Kingdom)	42,886,000	42,866,287
Lloyds Banking Group PLC sr. unsec. unsub. FRN 0.695%, 5/11/24 (United Kingdom)	51,410,000	49,853,021
Lloyds Banking Group PLC sr. unsec. unsub. notes 4.05%, 8/16/23 (United Kingdom)	2,750,000	2,717,261
Macquarie Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 1.31%), 4.327%, 3/21/25 (Australia)	19,285,000	19,278,250
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.86%), 5.187%, 7/26/23 (Japan)	99,217,000	99,237,012
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN 4.788%, 7/18/25 (Japan)	18,706,000	18,349,158
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.74%), 3.84%, 3/2/23 (Japan)	16,300,000	16,298,672
Mizuho Financial Group, Inc. sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.99%), 4.899%, 7/10/24 (Japan)	36,970,000	36,841,040
Mizuho Financial Group, Inc. sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.63%), 3.627%, 5/25/24 (Japan)	36,473,000	36,169,905
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 1.00%), 4.236%, 9/11/24 (Japan)	8,907,000	8,860,017
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.79%), 3.948%, 3/5/23 (Japan)	13,977,000	13,978,970
National Australia Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 0.38%), 3.431%, 1/12/25 (Australia)	70,891,000	69,919,039
National Australia Bank, Ltd. 144A sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.41%), 3.655%, 12/13/22 (Australia)	36,650,000	36,612,808
National Bank of Canada company guaranty sr. unsec. FRN (US SOFR + 0.49%), 3.122%, 8/6/24 (Canada)	36,500,000	35,759,042
Nationwide Building Society 144A sr. unsec. unsub. notes 2.00%, 1/27/23 (United Kingdom)	4,225,000	4,192,169
NatWest Group PLC sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 1.55%), 5.191%, 6/25/24 (United Kingdom)	54,317,000	54,098,823
Nordea Bank ABP 144A sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.94%), 3.983%, 8/30/23 (Finland)	13,772,000	13,796,247
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (ICE LIBOR USD 3 Month + 0.36%), 4.439%, 1/17/23 (Canada)	42,500,000	42,450,714
Royal Bank of Canada sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.36%), 3.421%, 7/29/24 (Canada)	37,500,000	36,996,642
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (US SOFR Compounded Index + 0.34%), 3.398%, 10/7/24 (Canada)	45,925,000	45,073,997
Royal Bank of Canada sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.45%), 3.511%, 10/26/23 (Canada)	27,919,000	27,791,487
Santander Holdings USA, Inc. sr. unsec. unsub. notes 3.40%, 1/18/23	21,353,000	21,258,107
Santander UK Group Holdings PLC sr. unsec. unsub. FRN 3.373%, 1/5/24 (United Kingdom)	45,069,000	44,738,669
Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.65%), 3.881%, 12/12/22 (Sweden)	20,000,000	19,986,727
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes (ICE LIBOR USD 3 Month + 0.32%), 3.402%, 9/1/23 (Sweden)	57,957,000	57,698,417
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes 0.55%, 9/1/23 (Sweden)	23,478,000	22,596,871
Societe Generale SA 144A unsec. sub. notes 5.00%, 1/17/24 (France)	24,181,000	23,524,495
Sumitomo Mitsui Financial Group, Inc. sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.80%), 4.879%, 10/16/23 (Japan)	32,710,000	32,686,851
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.86%), 5.087%, 7/19/23 (Japan)	13,534,000	13,541,742
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.74%), 4.819%, 1/17/23 (Japan)	20,603,000	20,593,474
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)	47,459,000	45,606,121
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. FRN (US SOFR + 0.44%), 3.398%, 9/16/24 (Japan)	51,242,000	50,791,464
Svenska Handelsbanken AB 144A sr. unsec. notes 0.625%, 6/30/23 (Sweden)	17,000,000	16,481,769
Swedbank AB 144A sr. unsec. FRN (US SOFR Compounded Index + 0.91%), 3.965%, 4/4/25 (Sweden)	28,103,000	27,784,031
Swedbank AB 144A sr. unsec. notes 1.30%, 6/2/23 (Sweden)	19,500,000	19,030,830
Swedbank AB 144A sr. unsec. notes 0.60%, 9/25/23 (Sweden)	9,653,000	9,236,377
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. MTN, (US SOFR + 0.35%), 3.279%, 9/10/24 (Canada)	36,820,000	36,280,477
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.91%), 3.822%, 3/8/24 (Canada)	23,419,000	23,355,300
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 0.45%, 9/11/23 (Canada)	11,127,000	10,662,758
Truist Bank sr. unsec. FRN Ser. BKNT, (US SOFR + 0.73%), 3.65%, 3/9/23	38,890,000	38,879,621
Truist Bank sr. unsec. unsub. FRN Ser. BKNT, (US SOFR + 0.20%), 3.259%, 1/17/24	55,450,000	54,856,401
U.S. Bank NA sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.40%), 3.594%, 12/9/22	47,500,000	47,455,968
UBS AG/London 144A sr. unsec. FRN (US SOFR + 0.47%), 3.529%, 1/13/25 (United Kingdom)	7,149,000	7,038,371
UBS AG/London 144A sr. unsec. FRN (US SOFR + 0.36%), 3.014%, 2/9/24 (United Kingdom)	47,500,000	47,138,430
UBS Group AG 144A sr. unsec. FRN 1.008%, 7/30/24 (Switzerland)	67,279,000	64,748,498
Wells Fargo & Co. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.90%), 3.842%, 5/17/23	9,100,000	9,084,877
Westpac Banking Corp. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.39%), 4.331%, 1/13/23 (Australia)	17,300,000	17,282,417
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR + 0.30%), 3.036%, 11/18/24 (Australia)	43,562,000	42,890,861

		3,957,877,905
Basic materials (1.4%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.90%, 7/5/24 (Germany)	46,875,000	46,061,591
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	23,775,000	23,772,114
Georgia-Pacific, LLC 144A sr. unsec. notes 0.625%, 5/15/24	23,275,000	21,684,270
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.125%, 3/12/24	18,829,000	18,446,635
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.125%, 5/30/23	28,200,000	27,899,353
Nutrien, Ltd. sr. unsec. notes 1.90%, 5/13/23 (Canada)	15,600,000	15,309,358
Westlake Corp. sr. unsec. notes 0.875%, 8/15/24	7,332,000	6,802,067

		159,975,388
Capital goods (1.8%)
Boeing Co. (The) sr. unsec. notes 1.167%, 2/4/23	12,681,000	12,556,025
Caterpillar Financial Services Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.27%), 3.208%, 9/13/24	18,650,000	18,438,921
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 1.00%), 4.058%, 4/5/24	23,416,000	23,351,873
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.75%), 3.722%, 12/13/24	23,389,000	23,078,860
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.60%), 3.58%, 12/14/23	28,067,000	27,936,052
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.50%), 3.42%, 6/14/23	37,423,000	37,303,584
L3Harris Technologies, Inc. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.75%), 3.986%, 3/10/23	64,900,000	64,796,327

		207,461,642
Communication services (1.7%)
American Tower Corp. sr. unsec. notes 0.60%, 1/15/24(R)	21,400,000	20,222,114
American Tower Corp. sr. unsec. unsub. notes 3.50%, 1/31/23(R)	4,660,000	4,645,530
AT&T, Inc. sr. unsec. FRN (ICE LIBOR USD 3 Month + 1.18%), 4.416%, 6/12/24	46,641,000	46,792,983
AT&T, Inc. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.64%), 3.689%, 3/25/24	43,033,000	42,773,014
AT&T, Inc. 144A sr. unsec. unsub. notes zero %, 11/27/22	6,000,000	5,979,652
Verizon Communications, Inc. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 1.10%), 4.005%, 5/15/25	80,834,000	80,780,637

		201,193,930
Conglomerates (0.4%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (US SOFR + 0.43%), 3.359%, 3/11/24 (Netherlands)	42,200,000	42,069,910

		42,069,910
Consumer cyclicals (2.7%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.53%), 3.584%, 4/1/24	24,200,000	24,092,297
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.84%), 3.82%, 4/1/25	14,056,000	13,983,587
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.38%), 3.063%, 8/12/24	37,400,000	36,997,162
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.25%, 5/15/23	14,600,000	14,507,304
General Motors Financial Co., Inc. sr. unsec. sub. FRN (US SOFR + 0.76%), 3.672%, 3/8/24	19,350,000	19,010,071
Hyundai Capital America 144A sr. unsec. notes 1.15%, 11/10/22 (South Korea)	16,583,000	16,568,740
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.84%), 3.647%, 5/4/23	10,615,000	10,631,291
Toyota Motor Credit Corp. sr. unsec. unsub. FRN (US SOFR + 0.29%), 3.228%, 9/13/24	47,610,000	47,036,974
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.33%), 3.389%, 1/11/24	55,600,000	55,332,646
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.95%), 3.837%, 6/7/24	51,319,000	51,152,778
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 1.78%), 4.752%, 3/15/24	28,410,000	28,333,438

		317,646,288
Consumer finance (4.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. FRN (US SOFR + 0.68%), 3.733%, 9/29/23 (Ireland)	54,354,000	53,193,331
Air Lease Corp. sr. unsec. FRN Ser. MTN, (ICE LIBOR USD 3 Month + 0.35%), 3.643%, 12/15/22	70,000,000	69,949,712
Air Lease Corp. sr. unsec. sub. notes 3.875%, 7/3/23	22,000,000	21,749,332
American Express Co. sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.75%), 3.552%, 8/3/23	20,359,000	20,331,739
American Express Co. sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.65%), 3.693%, 2/27/23	25,601,000	25,583,628
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.72%), 3.332%, 5/3/24	42,046,000	41,870,961
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.93%), 3.8%, 3/4/25	16,863,000	16,813,013
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.23%), 2.842%, 11/3/23	37,415,000	37,146,267
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (ICE LIBOR USD 3 Month + 0.42%), 3.588%, 9/8/23	19,000,000	18,960,988
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (ICE LIBOR USD 3 Month + 0.37%), 3.282%, 5/10/23	69,262,000	69,254,179
American Honda Finance Corp. sr. unsec. unsub. notes Ser. MTN, 2.60%, 11/16/22	5,026,000	5,018,243
Capital One Financial Corp. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.72%), 5.135%, 1/30/23	54,407,000	54,393,455
Capital One Financial Corp. sr. unsec. unsub. FRN (US SOFR + 1.35%), 4.029%, 5/9/25	28,010,000	27,608,086
Capital One Financial Corp. sr. unsec. unsub. FRN (US SOFR + 0.69%), 3.602%, 12/6/24	47,215,000	45,998,742
Discover Financial Services sr. unsec. notes 3.85%, 11/21/22	52,153,000	52,100,134

		559,971,810
Consumer staples (1.1%)
Conagra Brands, Inc. sr. unsec. unsub. notes 0.50%, 8/11/23	14,000,000	13,468,595
General Mills, Inc. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 1.01%), 5.089%, 10/17/23	25,963,000	26,090,558
GSK Consumer Healthcare Capital US, LLC company guaranty sr. unsec. unsub. FRN (US SOFR + 0.89%), 3.939%, 3/24/24	25,677,000	25,595,900
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 0.75%, 3/15/24	29,313,000	27,615,157
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24	13,931,000	13,192,378
Starbucks Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.42%), 3.107%, 2/14/24	21,109,000	21,020,977

		126,983,565
Energy (0.5%)
Chevron USA, Inc. company guaranty sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.20%), 3.121%, 8/11/23	42,293,000	42,188,912
Plains All American Pipeline LP/PAA Finance Corp. sr. unsec. notes 2.85%, 1/31/23	19,793,000	19,663,325

		61,852,237
Financial (1.4%)
Macquarie Group, Ltd. 144A sr. unsec. FRN (ICE LIBOR USD 3 Month + 1.35%), 4.978%, 3/27/24 (Australia)	59,608,000	59,516,049
Macquarie Group, Ltd. 144A sr. unsec. FRN (ICE LIBOR USD 3 Month + 1.02%), 4.063%, 11/28/23 (Australia)	62,295,000	62,231,459
Nasdaq, Inc. sr. unsec. notes 0.445%, 12/21/22	36,315,000	36,103,556
NatWest Markets PLC 144A sr. unsec. unsub. notes 2.375%, 5/21/23 (United Kingdom)	7,954,000	7,781,845

		165,632,909
Health care (2.2%)
AstraZeneca PLC sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.67%), 3.607%, 8/17/23 (United Kingdom)	36,320,000	36,308,610
Cigna Corp. company guaranty sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.89%), 4.969%, 7/15/23	64,462,000	64,470,561
Gilead Sciences, Inc. sr. unsec. notes 0.75%, 9/29/23	21,000,000	20,211,478
Roche Holdings, Inc. 144A company guaranty sr. unsec. FRN (US SOFR + 0.33%), 3.259%, 9/11/23 (Switzerland)	32,790,000	32,728,086
Stryker Corp. sr. unsec. notes 0.60%, 12/1/23	14,000,000	13,318,816
Thermo Fisher Scientific, Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.53%), 3.589%, 10/18/24	14,025,000	13,873,249
Thermo Fisher Scientific, Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.39%), 3.449%, 10/18/23	32,726,000	32,593,595
Thermo Fisher Scientific, Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.35%), 3.409%, 4/18/23	46,751,000	46,677,175

		260,181,570
Insurance (6.4%)
AIG Global Funding 144A sr. unsub. FRN (US SOFR + 0.38%), 3.352%, 12/15/23	37,000,000	36,791,763
Athene Global Funding 144A FRN (ICE LIBOR USD 3 Month + 0.73%), 4.556%, 1/8/24	9,348,000	9,246,440
Athene Global Funding 144A FRN (US SOFR Compounded Index + 0.72%), 3.773%, 1/7/25	46,845,000	45,223,685
Athene Global Funding 144A FRN (US SOFR Compounded Index + 0.56%), 3.306%, 8/19/24	32,630,000	31,804,349
Athene Global Funding 144A sr. FRN (US SOFR Compounded Index + 0.70%), 3.488%, 5/24/24	23,802,000	23,327,408
GA Global Funding Trust 144A FRN (US SOFR + 1.36%), 4.419%, 4/11/25	28,086,000	27,600,393
GA Global Funding Trust 144A FRN (US SOFR + 0.50%), 3.438%, 9/13/24	9,350,000	9,062,408
Jackson National Life Global Funding 144A FRN (US SOFR + 0.60%), 3.658%, 1/6/23	41,654,000	41,633,283
MassMutual Global Funding II 144A FRN (US SOFR + 0.87%), 3.893%, 3/21/25	47,226,000	46,835,481
MassMutual Global Funding II 144A FRN (US SOFR + 0.27%), 3.329%, 10/21/24	28,116,000	27,744,869
MassMutual Global Funding II 144A FRN (US SOFR + 0.36%), 3.419%, 4/12/24	74,780,000	74,057,080
MET Tower Global Funding 144A FRN (US SOFR + 0.55%), 3.609%, 1/17/23	13,300,000	13,296,609
Metropolitan Life Global Funding I 144A company guaranty sr. FRN (US SOFR + 0.30%), 3.35%, 9/27/24	19,850,000	19,538,951
Metropolitan Life Global Funding I 144A FRN (US SOFR + 0.32%), 3.378%, 1/7/24	27,300,000	27,059,105
Metropolitan Life Global Funding I 144A sr. unsub. FRN (US SOFR Compounded Index + 0.91%), 3.933%, 3/21/25	19,175,000	19,026,002
New York Life Global Funding 144A FRN (US SOFR Compounded Index + 0.36%), 3.419%, 10/21/23	9,500,000	9,483,565
New York Life Global Funding 144A FRN (US SOFR + 0.22%), 3.282%, 2/2/23	27,255,000	27,245,239
New York Life Global Funding 144A sr. notes (ICE LIBOR USD 3 Month + 0.28%), 4.189%, 1/10/23	56,750,000	56,680,288
New York Life Global Funding 144A sr. unsub. FRN (US SOFR Compounded Index + 0.33%), 3.389%, 1/14/25	9,020,000	8,901,356
Northwestern Mutual Global Funding 144A FRN (US SOFR + 0.33%), 3.379%, 3/25/24	27,995,000	27,749,120
Pacific Life Global Funding II 144A company guaranty sr. notes 0.50%, 9/23/23	28,215,000	27,085,525
Pacific Life Global Funding II 144A FRN (US SOFR + 0.40%), 3.461%, 1/27/25	46,685,000	45,487,133
Pacific Life Global Funding II 144A unsec. FRN (US SOFR + 0.38%), 3.439%, 4/12/24	47,055,000	46,294,683
Principal Life Global Funding II 144A FRN (US SOFR + 0.45%), 3.509%, 4/12/24	28,000,000	27,821,949
Principal Life Global Funding II 144A FRN (US SOFR + 0.38%), 3.173%, 8/23/24	18,615,000	18,360,313
Protective Life Global Funding 144A notes 0.631%, 10/13/23	11,851,000	11,357,042

		758,714,039
Investment banking/Brokerage (4.9%)
Ares Capital Corp. sr. unsec. unsub. notes 3.50%, 2/10/23	37,474,000	37,255,804
Charles Schwab Corp. (The) sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.50%), 3.489%, 3/18/24	60,160,000	59,775,847
Deutsche Bank AG sr. unsec. unsub. FRN (US SOFR + 0.50%), 3.137%, 11/8/23 (Germany)	32,732,000	32,321,868
Deutsche Bank AG sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 1.23%), 4.273%, 2/27/23 (Germany)	26,918,000	26,872,530
Deutsche Bank AG sr. unsec. unsub. notes 3.30%, 11/16/22 (Germany)	23,876,000	23,851,647
Discover Bank sr. unsec. notes Ser. BKNT, 3.35%, 2/6/23	54,676,000	54,408,319
Goldman Sachs Group, Inc. (The) sr. unsec. FRN (US SOFR + 0.58%), 3.492%, 3/8/24	65,854,000	65,042,430
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.49%), 3.549%, 10/21/24	18,700,000	18,297,857
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.50%), 3.429%, 9/10/24	37,185,000	36,483,858
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.75%), 3.708%, 2/23/23	35,149,000	35,130,193
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 0.627%, 11/17/23	9,400,000	9,375,860
Morgan Stanley sr. unsec. FRN Ser. MTN, 0.56%, 11/10/23	18,500,000	18,476,122
Morgan Stanley sr. unsec. FRN Ser. MTN, 0.529%, 1/25/24	23,000,000	22,655,620
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, (ICE LIBOR USD 3 Month + 1.22%), 4.083%, 5/8/24	62,439,000	62,514,395
Morgan Stanley unsec. sub. notes 4.875%, 11/1/22	72,216,000	72,216,000

		574,678,350
Real estate (1.0%)
AvalonBay Communities, Inc. sr. unsec. notes Ser. GMTN, 2.85%, 3/15/23(R)	9,250,000	9,158,786
Public Storage sr. unsec. FRN (US SOFR + 0.47%), 3.529%, 4/23/24	58,004,000	57,521,816
Simon Property Group LP sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.43%), 3.489%, 1/11/24(R)	47,974,000	47,552,439

		114,233,041
Technology (0.2%)
Analog Devices, Inc. sr. unsec. FRN (US SOFR + 0.25%), 3.304%, 10/1/24	11,205,000	11,027,102
VMware, Inc. sr. unsec. notes 1.00%, 8/15/24	18,765,000	17,301,875

		28,328,977
Utilities and power (4.5%)
American Electric Power Co., Inc. jr. unsec. sub. notes 2.031%, 3/15/24	9,840,000	9,393,733
American Electric Power Co., Inc. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.48%), 4.92%, 11/1/23	38,906,000	38,638,997
American Electric Power Co., Inc. sr. unsec. unsub. notes 0.75%, 11/1/23	9,500,000	9,062,390
Atmos Energy Corp. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.38%), 3.574%, 3/9/23	18,700,000	18,655,807
Dominion Energy, Inc. sr. unsec. unsub. FRN Ser. D, (ICE LIBOR USD 3 Month + 0.53%), 3.823%, 9/15/23	23,938,000	23,863,307
Duke Energy Carolinas, LLC sr. notes 3.05%, 3/15/23	28,893,000	28,770,325
Duke Energy Corp. sr. unsec. FRN (US SOFR + 0.25%), 3.179%, 6/10/23	18,629,000	18,509,838
Enbridge, Inc. company guaranty sr. unsec. FRN (US SOFR + 0.40%), 3.129%, 2/17/23 (Canada)	18,620,000	18,585,674
Enbridge, Inc. company guaranty sr. unsec. notes 0.55%, 10/4/23 (Canada)	9,341,000	8,929,015
Enbridge, Inc. company guaranty sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.63%), 3.342%, 2/16/24 (Canada)	23,380,000	23,121,516
Eversource Energy sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.25%), 2.941%, 8/15/23	18,600,000	18,498,338
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	26,037,000	25,902,799
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 1.28%), 5.359%, 1/15/23	12,407,000	12,411,066
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	4,845,000	4,821,790
Mississippi Power Co. sr. unsec. unsub. FRN (US SOFR + 0.30%), 3.351%, 6/28/24	21,857,000	21,418,932
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.40%), 3.012%, 11/3/23	61,776,000	61,040,712
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.54%), 3.393%, 3/1/23	18,700,000	18,675,084
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.27%), 3.254%, 2/22/23	70,700,000	70,573,185
PPL Electric Utilities Corp. sr. FRN (US SOFR + 0.33%), 3.379%, 6/24/24	7,765,000	7,657,825
PPL Electric Utilities Corp. sr. unsub. FRN (ICE LIBOR USD 3 Month + 0.25%), 3.891%, 9/28/23	9,000,000	8,972,185
Southern Co. (The) sr. unsec. FRN (US SOFR Compounded Index + 0.37%), 3.04%, 5/10/23	56,269,000	56,025,420
TransCanada PipeLines, Ltd. sr. unsec. unsub. notes 1.00%, 10/12/24 (Canada)	23,370,000	21,454,133
Xcel Energy, Inc. sr. unsec. notes 0.50%, 10/15/23	9,189,000	8,769,630

		533,751,701

Total corporate bonds and notes (cost $8,167,138,509)		$8,070,553,262

COMMERCIAL PAPER (20.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Alexandria Real Estate Equities, Inc.	4.106	11/9/22	$6,000,000	$5,994,491
Alimentation Couche-Tard, Inc. (Canada)	4.012	11/14/22	10,250,000	10,234,374
Amcor Finance (USA), Inc.	4.273	11/23/22	11,250,000	11,221,652
Amcor Finance (USA), Inc.	3.804	11/3/22	15,129,000	15,124,586
Amcor Finance (USA), Inc.	3.753	11/2/22	15,000,000	14,997,138
Amcor Flexibles North America, Inc.	4.314	11/23/22	21,300,000	21,246,247
Amcor Flexibles North America, Inc.	3.683	11/3/22	55,650,000	55,633,486
Arrow Electronics, Inc.	3.869	11/3/22	51,000,000	50,983,387
Arrow Electronics, Inc.	3.752	11/2/22	30,000,000	29,993,573
AT&T, Inc.	4.056	11/9/22	23,450,000	23,427,781
Autonation, Inc.	3.650	11/1/22	125,250,000	125,237,242
Aviation Capital Group, LLC	4.034	11/3/22	9,250,000	9,247,425
Aviation Capital Group, LLC	4.034	11/2/22	9,250,000	9,248,318
Aviation Capital Group, LLC	3.850	11/1/22	107,345,000	107,335,438
Bell Canada (Canada)	3.912	11/15/22	16,500,000	16,474,858
BPCE SA (France)	4.267	9/8/23	26,150,000	24,962,441
Church & Dwight Co., Inc.	3.718	11/22/22	27,500,000	27,434,055
Crown Castle, Inc.	4.344	11/15/22	11,400,000	11,380,349
Crown Castle, Inc.	4.025	11/3/22	107,350,000	107,315,710
Enbridge US, Inc.	1.061	1/19/23	24,250,000	24,002,812
Energy Transfer LP	3.700	11/1/22	120,000,000	119,987,777
Enterprise Products Operating, LLC	4.074	11/9/22	28,000,000	27,973,456
Fidelity National Information Services, Inc.	3.753	11/2/22	28,750,000	28,744,435
Fiserv, Inc.	4.234	11/23/22	34,750,000	34,662,305
FMC Corp.	3.913	11/2/22	23,400,000	23,395,146
FMC Corp.	3.550	11/1/22	101,600,000	101,589,651
General Motors Financial Co., Inc.	4.273	6/22/23	14,000,000	13,493,403
General Motors Financial Co., Inc.	3.905	2/22/23	28,000,000	27,546,027
General Motors Financial Co., Inc.	4.520	12/6/22	14,000,000	13,939,576
Healthpeak Properties, Inc.	3.718	11/8/22	28,250,000	28,226,075
Healthpeak Properties, Inc.	3.610	11/2/22	33,650,000	33,643,537
HSBC USA, Inc.	0.725	1/3/23	28,250,000	28,042,231
HSBC USA, Inc.	0.725	12/28/22	23,250,000	23,097,282
HSBC USA, Inc.	2.327	11/22/22	23,250,000	23,197,841
Humana, Inc.	4.373	11/21/22	9,000,000	8,979,199
Humana, Inc.	4.311	11/16/22	55,125,000	55,029,254
Humana, Inc.	3.706	11/3/22	13,241,000	13,237,080
Hyundai Capital America (South Korea)	4.278	12/2/22	21,500,000	21,422,849
International Flavors & Fragrances, Inc.	4.503	11/7/22	12,150,000	12,141,093
Mercedes-Benz Finance North America, LLC	4.092	11/22/22	28,189,000	28,121,248
Nutrien, Ltd. (Canada)	4.263	11/22/22	22,600,000	22,545,308
Nutrien, Ltd. (Canada)	3.718	11/7/22	23,400,000	23,382,665
ONEOK, Inc.	4.416	11/22/22	18,750,000	18,702,757
ONEOK, Inc.	4.431	11/16/22	14,000,000	13,974,800
ONEOK, Inc.	4.109	11/9/22	18,750,000	18,731,381
ONEOK, Inc.	4.306	11/8/22	17,500,000	17,484,596
ONEOK, Inc.	3.962	11/4/22	20,600,000	20,591,410
ONEOK, Inc.	4.009	11/3/22	23,400,000	23,392,810
Oracle Corp.	3.963	11/17/22	54,500,000	54,408,380
Ovintiv, Inc.	4.058	11/3/22	27,700,000	27,691,226
Penske Truck Leasing Co.	3.928	11/8/22	38,000,000	37,968,080
Penske Truck Leasing Co.	3.758	11/7/22	23,400,000	23,382,846
Penske Truck Leasing Co.	3.707	11/4/22	28,727,000	28,715,512
PPG Industries, Inc.	3.728	11/8/22	25,000,000	24,979,000
PPG Industries, Inc.	3.728	11/7/22	19,500,000	19,485,705
PPG Industries, Inc.	3.591	11/3/22	19,000,000	18,994,393
Raytheon Technologies Corp.	4.449	5/12/23	23,400,000	22,709,272
Raytheon Technologies Corp.	3.746	12/1/22	20,300,000	20,229,588
S&P Global, Inc.	3.723	11/2/22	35,835,000	35,828,044
S&P Global, Inc.	3.650	11/1/22	17,435,000	17,433,340
Suncor Energy, Inc. (Canada)	4.039	11/8/22	21,600,000	21,581,851
Suncor Energy, Inc. (Canada)	4.009	11/7/22	11,150,000	11,141,826
Suncor Energy, Inc. (Canada)	3.642	11/3/22	37,000,000	36,989,205
Suncor Energy, Inc. (Canada)	3.633	11/2/22	26,400,000	26,394,963
Targa Resources Corp.	4.044	11/3/22	18,750,000	18,744,998
Targa Resources Corp.	3.800	11/1/22	99,625,000	99,616,513
TransCanada PipeLines, Ltd. (Canada)	4.268	12/2/22	40,000,000	39,856,462
TransCanada PipeLines, Ltd. (Canada)	3.682	11/7/22	25,000,000	24,981,674
TransCanada PipeLines, Ltd. (Canada)	3.635	11/3/22	30,000,000	29,991,248
UDR, Inc.	3.611	11/3/22	35,000,000	34,989,789
Vulcan Materials Co.	3.912	11/15/22	28,250,000	28,202,834
Vulcan Materials Co.	4.007	11/9/22	28,200,000	28,172,209
VW Credit, Inc.	3.581	11/8/22	27,525,000	27,501,873
Waste Management, Inc.	4.327	11/28/22	18,750,000	18,691,958
Welltower OP, LLC	3.550	11/1/22	45,000,000	44,995,716
Westpac Banking Corp. (Australia)	3.480	3/21/23	46,850,000	46,841,352
Westpac Banking Corp. (Australia)	4.690	9/13/23	41,125,000	39,261,849
WPP CP, LLC	3.909	11/7/22	28,250,000	28,229,291

Total commercial paper (cost $2,466,373,478)				$2,464,781,552

ASSET-BACKED SECURITIES (5.8%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$28,514,689	$28,443,403
American Express Credit Account Master Trust FRB Ser. 18-7, Class A, (ICE LIBOR USD 1 Month + 0.36%), 3.772%, 2/17/26	39,000,000	38,970,278
AmeriCredit Automobile Receivables Trust Ser. 22-1, Class A3, 2.45%, 11/18/26	4,160,000	4,028,456
BMW Vehicle Lease Trust
Ser. 22-1, Class A2, 0.67%, 5/28/24	2,987,062	2,954,485
Ser. 21-2, Class A2, 0.19%, 11/27/23	1,539,424	1,534,437
Canadian Pacer Auto Receivables Trust 144A Ser. 21-1A, Class A2A, 0.24%, 10/19/23 (Canada)	908,717	905,036
Capital One Multi-Asset Execution Trust FRB Ser. 17-A5, Class A5, (ICE LIBOR USD 1 Month + 0.58%), 3.992%, 7/15/27	57,731,000	57,604,026
Capital One Prime Auto Receivables Trust Ser. 20-1, Class A3, 1.60%, 11/15/24	4,319,835	4,266,796
CarMax Auto Owner Trust
Ser. 22-4, Class A2A, 5.34%, 12/15/25	10,000,000	9,948,310
Ser. 22-2, Class A3, 3.49%, 2/16/27	14,000,000	13,471,962
Ser. 19-3, Class A3, 2.18%, 8/15/24	3,241,577	3,223,058
Ser. 20-1, Class A3, 1.89%, 12/16/24	6,490,861	6,405,007
Ser. 20-3, Class A3, 0.62%, 3/17/25	8,991,833	8,802,195
Carvana Auto Receivables Trust
Ser. 22-P2, Class A3, 3.75%, 4/12/27	13,000,000	12,668,110
Ser. 21-P4, Class A3, 1.31%, 1/11/27	34,305,000	32,269,626
First Investors Auto Owner Trust 144A
Ser. 22-2A, Class A, 6.26%, 7/15/27	28,000,000	27,861,708
Ser. 22-1A, Class A, 2.03%, 1/15/27	9,523,451	9,281,782
Ford Credit Auto Owner Trust
Ser. 22-C, Class A2A, 4.52%, 4/15/25	10,250,000	10,184,738
Ser. 20-A, Class A3, 1.04%, 8/15/24	10,547,904	10,411,076
Ford Credit Auto Owner Trust 144A Ser. 18-2, Class A, 3.47%, 1/15/30	12,955,000	12,788,835
Ford Credit Floorplan Master Owner Trust Ser. 20-1, Class A1, 0.70%, 9/15/25	31,000,000	29,699,736
Foursight Capital Automobile Receivables Trust 144A Ser. 22-2, Class A2, 4.49%, 3/16/26	19,500,000	19,233,513
General Motors Financial Floorplan Owner Revolving Trust 144A Ser. 20-1, Class A, 0.68%, 8/15/25	26,500,000	25,501,374
GM Financial Automobile Leasing Trust
Ser. 20-3, Class A3, 0.45%, 8/21/23	2,230,894	2,226,957
Ser. 21-3, Class A2, 0.24%, 12/20/23	1,259,975	1,251,623
GM Financial Consumer Automobile Receivables Trust
Ser. 22-2, Class A3, 3.10%, 2/16/27	15,000,000	14,437,878
Ser. 20-4, Class A3, 0.38%, 8/18/25	2,084,833	2,023,660
Golden Credit Card Trust 144A Ser. 18-4A, Class A, 3.44%, 8/15/25	1,250,000	1,233,079
Harley-Davidson Motorcycle Trust Ser. 21-B, Class A2, 0.24%, 12/16/24	908,518	906,604
Honda Auto Receivables Owner Trust
Ser. 22-2, Class A2, 3.81%, 3/18/25	7,000,000	6,926,383
Ser. 19-2, Class A4, 2.54%, 3/21/25	6,518,877	6,512,189
Ser. 19-4, Class A3, 1.83%, 1/18/24	1,564,280	1,557,314
Ser. 20-2, Class A3, 0.82%, 7/15/24	4,963,689	4,880,195
Ser. 20-3, Class A3, 0.37%, 10/18/24	7,550,063	7,367,725
Ser. 21-2, Class A2, 0.17%, 11/15/23	902,869	900,290
Mercedes-Benz Auto Receivables Trust
Ser. 19-1, Class A3, 1.94%, 3/15/24	2,016,789	2,013,163
Ser. 21-1, Class A2, 0.21%, 7/15/24	4,446,497	4,410,159
Mortgage Repurchase Agreement Financing Trust II 144A FRN Ser. 22-S1, Class A1, (US 30 Day Average SOFR + 2.00%), 4.637%, 3/30/25	25,200,000	25,200,000
MRA Issuance Trust 144A FRB Ser. 22-2, Class A3, (US SOFR + 1.25%), 4.21%, 1/17/23	49,037,000	49,037,000
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 4.336%, 5/25/55	30,497,000	28,944,672
Nissan Auto Receivables Owner Trust
Ser. 19-B, Class A3, 2.50%, 11/15/23	382,805	382,526
Ser. 19-C, Class A3, 1.93%, 7/15/24	3,796,462	3,775,748
Ser. 20-B, Class A3, 0.55%, 7/15/24	10,591,054	10,446,126
Santander Consumer Auto Receivables Trust 144A Ser. 20-BA, Class A4, 0.54%, 4/15/25	8,419,719	8,320,518
Santander Drive Auto Receivables Trust
Ser. 22-6, Class A2, 4.37%, 5/15/25	14,000,000	13,912,886
Ser. 22-4, Class A2, 4.05%, 7/15/25	23,380,000	23,211,430
Station Place Securitization Trust 144A
FRB Ser. 22-3, Class A1, (CME Term SOFR 1 Month + 1.25%), 4.828%, 5/29/23	52,896,000	52,896,000
FRB Ser. 21-14, Class A1, (ICE LIBOR USD 1 Month + 0.70%), 4.272%, 12/8/22	18,352,000	18,352,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (ICE LIBOR USD 1 Month + 0.60%), 4.186%, 1/25/46	649,621	647,899
Toyota Auto Receivables Owner Trust
Ser. 18-D, Class A4, 3.30%, 2/15/24	714,043	712,711
Ser. 20-B, Class A3, 1.36%, 8/15/24	13,233,545	13,046,397
Ser. 21-C, Class A2, 0.20%, 5/15/24	2,486,133	2,456,116
Volkswagen Auto Loan Enhanced Trust
Ser. 20-1, Class A3, 0.98%, 11/20/24	3,693,698	3,630,658
Ser. 21-1, Class A2, 0.49%, 10/21/24	4,955,590	4,889,978
World Omni Auto Receivables Trust Ser. 18-D, Class A4, 3.44%, 12/16/24	1,790,947	1,788,283

Total asset-backed securities (cost $699,459,128)		$688,756,114

MORTGAGE-BACKED SECURITIES (2.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 1619, Class PZ, 6.50%, 11/15/23	$3,628	$3,635
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	61,492	60,853
REMICs Ser. 3316, Class CD, 5.50%, 5/15/37	20,819	21,054
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	5,747	5,588
REMICs Ser. 3611, PO, zero %, 7/15/34	19,909	16,629
Federal National Mortgage Association
REMICs FRB Ser. 10-90, Class GF, (ICE LIBOR USD 1 Month + 0.50%), 4.086%, 8/25/40	212,795	207,541
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	4,654	4,317
REMICs FRB Ser. 06-74, Class FL, (ICE LIBOR USD 1 Month + 0.35%), 3.936%, 8/25/36	161,499	158,174
REMICs FRB Ser. 05-63, Class FC, (ICE LIBOR USD 1 Month + 0.25%), 3.836%, 10/25/31	271,333	266,966
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	12,661	12,130
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	5,154	5,019

		761,906
Residential mortgage-backed securities (non-agency) (2.8%)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-R5, Class M1, (ICE LIBOR USD 1 Month + 0.87%), 4.456%, 7/25/34	330,167	323,162
FRB Ser. 05-R4, Class M3, (ICE LIBOR USD 1 Month + 0.72%), 4.306%, 7/25/35	4,100,118	4,040,917
FRB Ser. 05-R11, Class M2, (ICE LIBOR USD 1 Month + 0.71%), 4.291%, 1/25/36	2,139,167	2,123,371
FRB Ser. 05-R9, Class M1, (ICE LIBOR USD 1 Month + 0.71%), 4.291%, 11/25/35	6,345,593	6,191,431
Angel Oak Mortgage Trust 144A Ser. 19-5, Class A1, 2.593%, 10/25/49(WAC)	883,243	846,954
Angel Oak Mortgage Trust I, LLC 144A
Ser. 19-1, Class A1, 3.92%, 11/25/48(WAC)	384,736	381,158
FRB Ser. 18-3, Class A1, 3.649%, 9/25/48(WAC)	260,547	258,811
Ser. 19-4, Class A1, 2.993%, 7/26/49(WAC)	1,181,594	1,158,080
Angel Oak Mortgage Trust LLC 144A Ser. 20-3, Class A1, 1.691%, 4/25/65(WAC)	11,280,507	10,030,627
Arroyo Mortgage Trust 144A
Ser. 19-2, Class A1, 3.347%, 4/25/49(WAC)	4,035,711	3,604,259
Ser. 19-3, Class A1, 2.962%, 10/25/48(WAC)	5,342,700	4,886,963
Bear Stearns Asset Backed Securities I Trust FRB Ser. 07-HE7, Class 1A1, (ICE LIBOR USD 1 Month + 1.00%), 4.586%, 10/25/37	417,426	416,395
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE1, Class A1, (US 30 Day Average SOFR + 0.75%), 3.747%, 1/25/70	10,121,359	9,944,003
Ser. 19-1, Class A1C, 3.50%, 3/25/58	1,588,931	1,556,374
Ser. 20-NQM1, Class A1, 1.449%, 5/25/60(WAC)	3,907,254	3,759,177
Ser. 21-NQM2, Class A1, 0.97%, 3/25/60(WAC)	6,565,235	5,980,002
Ser. 21-NQM1, Class A1, 0.941%, 2/25/49(WAC)	4,179,750	3,741,520
Carrington Mortgage Loan Trust FRB Ser. 07-HE1, Class A3, (ICE LIBOR USD 1 Month + 0.19%), 3.776%, 6/25/37	4,164,590	4,036,472
Cascade Funding Mortgage Trust 144A Ser. 21-HB6, Class A, 0.898%, 6/25/36(WAC)	5,834,410	5,494,742
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB5, Class A, 0.801%, 2/25/31(WAC)	9,795,065	9,274,193
COLT Funding, LLC 144A Ser. 21-3R, Class A1, 1.051%, 12/25/64(WAC)	3,088,579	2,810,607
COLT Mortgage Loan Trust 144A Ser. 21-HX1, Class A1, 1.11%, 10/25/66(WAC)	19,111,991	15,152,277
Countrywide Asset-Backed Certificates FRB Ser. 05-BC3, Class M4, (ICE LIBOR USD 1 Month + 1.50%), 5.086%, 6/25/35	362,260	360,814
Credit Suisse Mortgage Capital Certificates 144A
Ser. 20-SPT1, Class A2, 2.229%, 4/25/65	6,500,000	5,916,317
FRB Ser. 20-SPT1, Class A1, 1.616%, 4/25/65	1,443,058	1,414,538
Credit Suisse Mortgage Trust 144A Ser. 20-AFC1, Class A1, 2.24%, 2/25/50(WAC)	9,577,029	8,801,660
CSMC Trust 144A Ser. 19-NQM1, Class A1, 2.656%, 10/25/59	4,006,329	3,795,440
CWABS Asset-Backed Certificates Trust FRB Ser. 04-10, Class MV3, (ICE LIBOR USD 1 Month + 1.13%), 4.09%, 12/25/34	21,089	21,072
Ellington Financial Mortgage Trust 144A
Ser. 19-2, Class A1, 2.739%, 11/25/59(WAC)	3,246,044	2,967,200
Ser. 20-2, Class A1, 1.178%, 10/25/65(WAC)	1,603,963	1,388,230
Encore Credit receivables Trust FRB Ser. 05-4, Class M3, (ICE LIBOR USD 1 Month + 0.71%), 4.291%, 1/25/36	2,920,442	2,875,020
EquiFirst Mortgage Loan Trust FRB Ser. 05-1, Class M3, (ICE LIBOR USD 1 Month + 0.48%), 4.306%, 4/25/35	39,736	39,723
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2AR, (ICE LIBOR USD 1 Month + 0.75%), 4.336%, 3/25/30	6,374,241	6,359,145
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 7.836%, 1/25/29	1,698,745	1,715,778
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 6.486%, 7/25/24	1,623,502	1,625,531
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (ICE LIBOR USD 1 Month + 2.60%), 6.186%, 5/25/24	556,029	556,376
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 12/25/24(WAC)	24,387,117	23,841,389
First Franklin Mortgage Loan Trust
FRB Ser. 04-FF7, Class M1, (ICE LIBOR USD 1 Month + 0.87%), 4.456%, 9/25/34	152,684	151,739
FRB Ser. 05-FF9, Class A4, (ICE LIBOR USD 1 Month + 0.72%), 4.306%, 10/25/35	184,308	183,564
FRB Ser. 06-FF3, Class A2C, (ICE LIBOR USD 1 Month + 0.58%), 4.166%, 2/25/36	2,833,563	2,791,575
FRB Ser. 06-FF7, Class 1A, (ICE LIBOR USD 1 Month + 0.28%), 3.866%, 5/25/36	4,083,355	3,963,024
FWD Securitization Trust 144A Ser. 19-INV1, Class A1, 2.81%, 6/25/49(WAC)	3,257,258	3,030,298
Galton Funding Mortgage Trust 144A Ser. 19-2, Class A22, 3.50%, 6/25/59(WAC)	2,678,395	2,504,191
GCAT Trust 144A Ser. 19-NQM3, Class A1, 2.686%, 11/25/59(WAC)	2,609,670	2,348,176
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A1, 1.382%, 9/27/60(WAC)	1,717,362	1,560,757
GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, (ICE LIBOR USD 1 Month + 0.86%), 4.446%, 6/25/35	110,948	110,948
FRB Ser. 06-2, Class 2A4, (ICE LIBOR USD 1 Month + 0.62%), 4.206%, 12/25/35	3,687,014	3,428,952
GSAMP Trust FRB Ser. 06-HE7, Class A2D, (ICE LIBOR USD 1 Month + 0.23%), 4.046%, 10/25/46	234,142	218,267
Home Equity Asset Trust
FRB Ser. 06-1, Class M2, (ICE LIBOR USD 1 Month + 0.46%), 4.276%, 4/25/36	2,075,151	2,063,084
FRB Ser. 06-4, Class 1A1, (ICE LIBOR USD 1 Month + 0.16%), 3.906%, 8/25/36	1,679,711	1,658,811
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A1, 1.657%, 5/25/65(WAC)	351,156	344,258
Imperial Fund Mortgage Trust 144A Ser. 22-NQM2, Class A1, 3.638%, 3/25/67	8,254,007	7,320,710
Invitation Homes Trust 144A FRB Ser. 18-SFR4, Class A, (ICE LIBOR USD 1 Month + 1.10%), 4.512%, 1/17/38	7,561,807	7,432,453
JPMorgan Mortgage Acquisition Trust FRB Ser. 07-CH2, Class MV1, (ICE LIBOR USD 1 Month + 0.28%), 3.866%, 1/25/37	3,295,404	3,271,442
JPMorgan Resecuritization Trust 144A Ser. 14-1, Class 7A1, 3.00%, 6/26/35	1,106,557	1,074,146
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M5, (ICE LIBOR USD 1 Month + 0.98%), 4.561%, 4/25/35	1,392,509	1,371,729
FRB Ser. 04-1, Class M1, (ICE LIBOR USD 1 Month + 0.75%), 4.336%, 2/25/34	301,223	282,857
MASTR Asset-Backed Securities Trust FRB Ser. 06-FRE1, Class A4, (ICE LIBOR USD 1 Month + 0.58%), 4.166%, 12/25/35	233,330	231,849
MFA Trust 144A Ser. 21-NQM1, Class A1, 1.153%, 4/25/65(WAC)	6,978,917	5,906,195
MFRA Trust 144A Ser. 20-NQM1, Class A1, 1.479%, 3/25/65(WAC)	1,575,884	1,492,616
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 06-NC1, Class M1, (ICE LIBOR USD 1 Month + 0.57%), 4.156%, 12/25/35	3,947,649	3,878,144
Nationstar Home Equity Loan Trust FRB Ser. 07-B, Class 2AV4, (ICE LIBOR USD 1 Month + 0.32%), 3.906%, 4/25/37	4,481,193	4,362,107
New Century Home Equity Loan Trust FRB Ser. 05-C, Class A2D, (ICE LIBOR USD 1 Month + 0.68%), 4.266%, 12/25/35	725,188	718,344
New Residential Mortgage Loan Trust 144A
FRB Ser. 18-4A, Class 4A, (ICE LIBOR USD 1 Month + 0.75%), 4.336%, 1/25/48	4,265,384	4,133,615
Ser. 19-NQM4, Class A1, 2.492%, 9/25/59(WAC)	2,194,525	1,959,251
Ser. 20-NQM1, Class A1, 2.464%, 1/26/60(WAC)	1,354,639	1,202,377
OBX Trust 144A
Ser. 20-EXP2, Class A8, 3.00%, 5/25/60(WAC)	1,188,337	997,658
Ser. 20-EXP2, Class A3, 2.50%, 5/25/60(WAC)	12,498,465	9,856,729
Onslow Bay Financial, LLC Trust 144A FRB Ser. 20-EXP3, Class 2A1, (ICE LIBOR USD 1 Month + 0.90%), 4.486%, 1/25/60	503,657	487,850
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Asset Backed Pass-Through Certificates FRB Ser. 04-MHQ1, Class M3, (ICE LIBOR USD 1 Month + 1.28%), 4.861%, 12/25/34	397,250	396,198
Radnor Re, Ltd. 144A FRB Ser. 19-1, Class M1B, (ICE LIBOR USD 1 Month + 1.95%), 5.536%, 2/25/29 (Bermuda)	3,851,475	3,675,153
RASC Series Trust FRB Ser. 06-KS6, Class A4, (ICE LIBOR USD 1 Month + 0.25%), 3.334%, 8/25/36	247,265	247,011
Residential Asset Mortgage Products Trust
FRB Ser. 05-RS2, Class M4, (ICE LIBOR USD 1 Month + 1.08%), 4.666%, 2/25/35	105,355	105,252
FRB Ser. 05-RS6, Class M4, (ICE LIBOR USD 1 Month + 0.98%), 4.561%, 6/25/35	465,207	462,280
FRB Ser. 05-EFC4, Class M4, (ICE LIBOR USD 1 Month + 0.59%), 4.471%, 9/25/35	1,980,931	1,963,824
FRB Ser. 06-EFC2, Class A4, (ICE LIBOR USD 1 Month + 0.22%), 3.806%, 12/25/36	786,303	772,279
Residential Asset Securities Corp., Trust
FRB Ser. 05-KS1, Class M2, (ICE LIBOR USD 1 Month + 0.75%), 4.711%, 2/25/35	1,406,820	1,371,055
FRB Ser. 04-KS10, Class M1, (ICE LIBOR USD 1 Month + 0.90%), 4.486%, 11/25/34	193,265	193,227
FRB Ser. 06-KS3, Class M1, (ICE LIBOR USD 1 Month + 0.33%), 4.081%, 4/25/36	1,672,322	1,634,852
FRB Ser. 06-KS7, Class A4, (ICE LIBOR USD 1 Month + 0.24%), 3.826%, 9/25/36	53,812	53,749
Residential Mortgage Loan Trust 144A
Ser. 19-2, Class A1, 2.913%, 5/25/59(WAC)	308,011	300,813
Ser. 19-3, Class A1, 2.633%, 9/25/59(WAC)	1,812,419	1,750,889
Securitized Asset Backed Receivables, LLC Trust FRB Ser. 06-CB1, Class AV1, (ICE LIBOR USD 1 Month + 0.48%), 3.253%, 1/25/36	3,684,171	3,571,954
SG Residential Mortgage Trust 144A
Ser. 22-1, Class A1, 3.166%, 3/27/62(WAC)	2,868,088	2,475,117
Ser. 19-3, Class A1, 2.703%, 9/25/59(WAC)	127,405	122,962
Soundview Home Loan Trust
FRB Ser. 05-OPT3, Class M1, (ICE LIBOR USD 1 Month + 0.47%), 4.291%, 11/25/35	3,696,559	3,613,177
FRB Ser. 06-OPT1, Class 2A4, (ICE LIBOR USD 1 Month + 0.27%), 3.856%, 3/25/36	1,658,519	1,614,586
Starwood Mortgage Residential Trust 144A
Ser. 22-2, Class A1, 3.122%, 2/25/67(WAC)	8,277,671	7,249,670
Ser. 21-4, Class A1, 1.162%, 8/25/56(WAC)	9,828,100	7,718,899
Starwood Residential Mortgage Trust 144A Ser. 21-1, Class A1, 1.219%, 5/25/65(WAC)	5,949,196	4,948,335
Structured Asset Investment Loan Trust FRB Ser. 05-HE3, Class M1, (ICE LIBOR USD 1 Month + 0.72%), 4.306%, 9/25/35	2,573,509	2,522,510
Structured Asset Securities Corp Mortgage Loan Trust FRB Ser. 06-OPT1, Class A5, (ICE LIBOR USD 1 Month + 0.26%), 3.846%, 4/25/36	129,312	128,742
Structured Asset Securities Corp. FRB Ser. 05-WF1, Class M1, (ICE LIBOR USD 1 Month + 0.66%), 4.246%, 2/25/35	1,128,414	1,119,874
Structured Asset Securities Corp. Mortgage Loan Trust
FRB Ser. 05-NC2, Class M5, (ICE LIBOR USD 1 Month + 0.93%), 4.516%, 5/25/35	1,859,030	1,837,243
FRB Ser. 06-WF1, Class M4, (ICE LIBOR USD 1 Month + 0.65%), 4.231%, 2/25/36	1,017,135	1,008,162
Towd Point HE Trust 144A Ser. 21-HE1, Class A1, 0.918%, 2/25/63(WAC)	6,966,459	6,491,326
Towd Point Mortgage Trust 144A
FRB Ser. 19-HY2, Class A1, (ICE LIBOR USD 1 Month + 1.00%), 4.586%, 5/25/58	649,240	633,890
FRB Ser. 19-HY1, Class A1, (ICE LIBOR USD 1 Month + 1.00%), 4.586%, 10/25/48	5,054,964	4,935,394
Ser. 22-SJ1, Class A1B, 3.612%, 3/25/62(WAC)	7,110,539	6,772,162
Ser. 18-1, Class A1, 3.00%, 1/25/58(WAC)	4,135,201	3,979,550
Ser. 17-3, Class A1, 2.75%, 7/25/57(WAC)	2,818,886	2,755,593
Verus Securitization Trust 144A
Ser. 19-INV2, Class A1, 2.913%, 7/25/59(WAC)	5,644,314	5,507,694
Ser. 19-INV3, Class A1, 2.692%, 11/25/59(WAC)	2,318,799	2,213,920
Ser. 19-4, Class A1, 2.642%, 11/25/59	4,311,613	4,077,853
Ser. 20-1, Class A1, 2.417%, 1/25/60	927,807	872,752
Ser. 20-5, Class A1, 1.218%, 5/25/65	6,157,885	5,568,701
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 05-3, Class M6, (ICE LIBOR USD 1 Month + 1.01%), 4.591%, 11/25/35	431,396	429,909

		333,124,001

Total mortgage-backed securities (cost $360,608,613)		$333,885,907

CERTIFICATES OF DEPOSIT (1.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value
BNP Paribas SA/New York, NY (France)	4.170	9/7/23	$44,000,000	$43,545,375
Canadian Imperial Bank of Commerce/New York, NY	4.020	8/23/23	46,750,000	46,225,314
Citibank, NA	5.000	9/26/23	23,000,000	22,908,642
Credit Suisse AG/New York, NY FRN	3.580	1/19/24	23,750,000	23,643,207
Nordea Bank ABP/New York, NY FRN	3.660	8/14/23	28,000,000	27,983,975
Svenska Handelsbanken/New York, NY FRN (Sweden)	3.440	3/2/23	47,000,000	46,975,772

Total certificates of deposit (cost $212,500,000)				$211,282,285

REPURCHASE AGREEMENTS (0.8%)(a)
	Principal amount	Value
Interest in $25,000,000 tri-party term repurchase agreement dated 10/31/2022 with RBC Capital Markets, LLC, 3.290% (collateralized by Corporate Debt Securities with coupon rates ranging from 1.450% to 7.000% and due dates ranging from 4/3/2023 to 1/15/2087, valued at $26,252,808) (Canada)(IR)(EG)	$25,000,000	$25,000,000
Interest in $75,000,000 tri-party term repurchase agreement dated 10/31/2022 with BNP Paribas, 3.240% (collateralized by Corporate Debt Securities with coupon rates ranging from 0.250% to 8.175% and due dates ranging from 5/1/2023 to perpetual maturity, valued at $78,757,088) (France)(IR)(EG)	75,000,000	75,000,000

Total repurchase agreements (cost $100,000,000)		$100,000,000

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Government Agency Mortgage Obligations (—%)
Federal National Mortgage Association Pass-Through Certificates
6.00%, 5/1/23	$4	$4
5.50%, 11/1/23	1	1

Total U.S. government and agency mortgage obligations (cost $5)		$5
TOTAL INVESTMENTS

Total investments (cost $12,006,079,733)		$11,869,259,125

	Key to holding's abbreviations
BKNT	Bank Note
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
PO	Principal Only
SOFR	Secured Overnight Financing Rate
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2022 through October 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $11,801,049,666.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	65.7%
	Canada	9.1
	Australia	4.1
	United Kingdom	4.0
	France	3.7
	Japan	3.3
	Netherlands	2.4
	Sweden	1.9
	Switzerland	1.4
	Germany	1.3
	Spain	1.0
	Norway	0.8
	Italy	0.5
	Other	0.8

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $105,009,896 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$688,756,114	$—
Certificates of deposit	—	211,282,285	—
Commercial paper	—	2,464,781,552	—
Corporate bonds and notes	—	8,070,553,262	—
Mortgage-backed securities	—	333,885,907	—
Repurchase agreements	—	100,000,000	—
U.S. government and agency mortgage obligations	—	5	—

Totals by level	$—	$11,869,259,125	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com